Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Dec. 29, 2013	Jun. 29, 2014 Advertiser Relationships [Member]	Dec. 29, 2013 Advertiser Relationships [Member]	Jun. 29, 2014 Customer Relationships [Member]	Dec. 29, 2013 Customer Relationships [Member]	Jun. 29, 2014 Subscriber Relationships [Member]	Dec. 29, 2013 Subscriber Relationships [Member]	Jun. 29, 2014 Trade Names [Member]	Dec. 29, 2013 Trade Names [Member]	Jun. 29, 2014 Amortizable Intangible Assets [Member]	Dec. 29, 2013 Amortizable Intangible Assets [Member]	Dec. 29, 2013 Successor [Member]	Dec. 30, 2012 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member] Non Amortizing Intangibles [Member]	Dec. 30, 2012 Predecessor [Member] Advertiser Relationships [Member]	Dec. 30, 2012 Predecessor [Member] Customer Relationships [Member]	Dec. 30, 2012 Predecessor [Member] Subscriber Relationships [Member]	Dec. 30, 2012 Predecessor [Member] Trade Names [Member]	Dec. 30, 2012 Predecessor [Member] Noncompete Agreements [Member]	Dec. 30, 2012 Predecessor [Member] Copyrights [Member]	Dec. 30, 2012 Predecessor [Member] Goodwill [Member]	Dec. 30, 2012 Predecessor [Member] Mastheads [Member]	Jun. 29, 2014 Goodwill [Member]	Dec. 29, 2013 Goodwill [Member]	Jun. 29, 2014 Mastheads [Member]	Dec. 29, 2013 Mastheads [Member]
Estimated Future Amortization Expense [Abstract]
2014	$ 3,244	$ 6,292
Gross Carrying Amount	172,951	171,761	59,500	58,520	5,870	5,690	36,720	36,120	270	270	102,360	100,600	100,600	380,571	49,030	278,543	8,940	82,280	5,493	4,970	345	13,742	35,288	126,571	125,911	46,380	45,850
2015	6,457	6,292
Accumulated Amortization	4,265	1,049	2,487	610	267	59	1,493	375	18	5			1,049	196,878		145,878	3,597	39,226	3,204	4,839	134
2016	6,457	6,292
2017	6,457	6,292
2018	6,457	6,292
Thereafter	69,023	68,091
Net Carrying Amount	$ 98,095	$ 99,551	$ 57,013	$ 57,910	$ 5,603	$ 5,631	$ 35,227	$ 35,745	$ 252	$ 265			$ 99,551	$ 183,693		$ 132,665	$ 5,343	$ 43,054	$ 2,289	$ 131	$ 211